LEASES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Leases
Lessee operating lease term	12 months
Short- term lease expense and cash paid	$ 22	$ 29